Impairment review (Details) - Germany - EUR (€) € in Billions	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Impairment losses
Capital expenditure cash flow projection period	5 years
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate	7.50%	8.30%
Long-term growth rate	1.20%	1.00%
Projected adjusted EBITDAaL (as a percent)	2.30%	2.40%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 0.5	€ 2.3
Growth rate used to extrapolate cash flow projections	1.20%	1.00%
Pre-tax discount rate
Impairment losses
Change in assumption that would lead to impairment	0.1	0.005
Long-term growth rate
Impairment losses
Change in assumption that would lead to impairment	(0.1)	(0.004)
Projected adjusted EBITDAaL CAGR
Impairment losses
Change in assumption that would lead to impairment	(0.002)	(0.012)
Projected capital expenditure
Impairment losses
Change in assumption that would lead to impairment	0.008	0.039
Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	16.90%	17.40%
Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	20.00%	19.90%